PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Solution Aggressive Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.0%
Affiliated Investment Companies : 100.0%
811,808  Voya Intermediate
Bond Fund - Class R6
$ 7,192,622
3.4
616,414  Voya International
Index Portfolio - Class I
8,370,906
4.0
2,095,645  Voya Large Cap Value
Portfolio - Class R6
12,091,874
5.8
122,024  Voya Large-Cap
Growth Fund - Class
R6
8,442,828
4.0
623,734  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
7,671,930
3.7
1,742,513  Voya Multi-Manager
International Equity
Fund - Class I
21,885,965
10.5
1,080,917  Voya Multi-Manager
Mid Cap Value Fund
- Class I
10,668,647
5.1
125,185  Voya Russell
TM
Large
Cap Growth Index
- Class I
10,697,017
5.1
118,739  Voya Small Cap
Growth Fund - Class
R6
5,558,171
2.7
536,123  Voya Small Company
Fund - Class R6
8,460,016
4.1
3,635,911  Voya U.S. Stock Index
Portfolio - Class I
75,699,658
36.2
301,148  VY
®
Invesco Comstock
Portfolio - Class I
6,158,476
3.0
569,559  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
15,298,350
7.3
929,239  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
10,602,613
5.1
Total Mutual Funds
(Cost $183,923,242)
208,799,073
100.0
Total Investments in
Securities
(Cost $183,923,242) $ 208,799,073 100.0
Assets in Excess of
Other Liabilities 87,593 0.0
Net Assets $ 208,886,666 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Solution Aggressive Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Mutual Funds $ 208,799,073 $ — $ — $ 208,799,073
Total Investments, at fair value $ 208,799,073 $ — $ — $ 208,799,073
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 11,565,395 $ 2,199,571 $ (6,807,286) $ 234,942 $ 7,192,622 $ 245,770 $ 30,080 $ —
Voya International Index Portfolio
- Class I
7,596,829 885,523 (1,567,552) 1,456,106 8,370,906 182,520 115,963 —
Voya Large Cap Value Portfolio -
Class R6
9,083,915 4,786,770 (632,361) (1,146,450) 12,091,874 4,555 169,163 1,773,179
Voya Large-Cap Growth Fund -
Class R6
— 8,134,681 (853,504) 1,161,651 8,442,828 — 29,454 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
3,708,140 3,084,278 (754,992) 1,634,504 7,671,930 — 137,893 —
Voya Multi-Manager International
Equity Fund - Class I
14,177,085 6,861,684 (2,660,944) 3,508,140 21,885,965 — 295,447 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
11,724,142 2,025,203 (3,279,361) 198,663 10,668,647 — 193,814 —
Voya Russell
TM
Large Cap Growth
Index - Class I
11,875,313 3,712,577 (5,157,862) 266,989 10,697,017 20,879 515,835 1,167,559
Voya Small Cap Growth Fund -
Class R6
4,394,052 1,049,381 (356,541) 471,279 5,558,171 — 60,749 —
Voya Small Company Fund - Class
R6
7,667,506 917,008 (640,276) 515,778 8,460,016 — 42,224 —
Voya U.S. Stock Index Portfolio -
Class I
65,957,636 13,505,605 (4,068,670) 305,087 75,699,658 36,446 2,003,066 7,470,717
VY
®
Invesco Comstock Portfolio -
Class I
7,297,711 1,150,849 (2,348,013) 57,929 6,158,476 18,355 6,153 690,698
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
14,263,125 3,184,226 (1,425,868) (723,133) 15,298,350 75,861 116,580 2,002,243
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
11,770,866 2,843,223 (3,929,528) (81,948) 10,602,613 — 18,087 1,262,223
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
5,830,810 70,629 (4,343,441) (1,557,998) — — 1,519,946 —
$ 186,912,525 $ 54,411,208 $ (38,826,199) $ 6,301,539 $ 208,799,073 $ 584,386 $ 5,254,454 $ 14,366,619
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Solution Aggressive Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 25,600,007
Gross Unrealized Depreciation (724,175)
Net Unrealized Appreciation $ 24,875,832